UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Bond Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

California - 16.1%	California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	$1,000	$1,037,290
	California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic Healthcare West), Series A, 6%, 7/01/39	470	475,645
	California State, GO, 6%, 4/01/38	500	513,405
	California State Public Works Board, Lease Revenue Bonds (Department of General Services), Series A, 6.25%, 4/01/34	1,100	1,119,041
	Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	2,080	2,238,434
	Los Angeles, California, Unified School District, GO, Series I, 5%, 1/01/34	200	194,476
	San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project) Series A, 5.375%, 2/01/36	850	852,797
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	800	860,256

			7,291,344

District of Columbia - 5.3%	District of Columbia, Income Tax Revenue Bonds, Series A, 5.50%, 12/01/30	735	791,529
	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.25%, 10/01/29	640	662,893
	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%, 10/01/39	900	933,183

			2,387,605

Florida - 61.0%	Capital Region Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	300	215,034
	Florida Municipal Loan Council, Revenue Refunding Bonds, Series A, 5.125%, 5/01/32 (a)	3,050	2,886,672
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series A, 5.125%, 10/01/32 (b)	2,100	2,104,641
	Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	715	483,690
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (c)	2,700	2,994,840
	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, Series D, 5.50%, 10/01/26 (d)	500	533,425

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below:

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds

BlackRock Municipal Bond Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (b)	$1,140	$1,067,986
	Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System), 5.50%, 11/15/12 (c)	3,000	3,382,260
	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	825	593,406
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	820	690,424
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.915%, 10/01/30 (a)(e)	10,000	2,368,000
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.782%, 10/01/32 (a)(e)	5,410	1,107,752
	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series A, 5.874%, 10/01/26 (a)(e)	5,500	1,760,220
	New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13 (f)	750	320,220
	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	340	267,135
	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5%, 10/01/32 (a)(g)	675	648,013
	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.682%, 10/01/28 (a)(e)(g)	2,445	784,380
	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.396%, 6/01/32 (e)(h)	1,370	335,732
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT, 6.80%, 10/01/32	2,660	2,120,685
	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	650	471,887
	Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University Project), 5.20%, 10/15/26 (i)	1,250	1,116,850
	Volusia County, Florida, Educational Facility Authority, Educational Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University Project), 5.20%, 10/15/33 (i)	1,610	1,362,511

			27,615,763

Georgia - 2.4%	Municipal Electric Authority of Georgia, Revenue Refunding Bonds (General Resolution Projects), Sub-Series D, 6%, 1/01/23	1,000	1,081,380

Illinois - 8.1%	Illinois State Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group Project), Series A, 7.25%, 11/01/38	500	539,600
	Illinois State Finance Authority, Revenue Refunding Bonds (Northwestern Memorial Hospital), Series A, 6%, 8/15/39	1,000	1,037,780

BlackRock Municipal Bond Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	$2,000	$2,076,100

			3,653,480

Indiana - 2.7%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series B, 6%, 1/01/39	1,190	1,229,329

Kentucky - 3.6%	Louisville and Jefferson County, Kentucky, Metropolitan Government Health Facilities, Revenue Refunding Bonds (Jewish Hospital and Saint Mary’s HealthCare), 6.125%, 2/01/37	775	781,394
	Louisville and Jefferson County, Kentucky, Metropolitan Government Parking Authority Revenue Bonds, Series A, 5.75%, 12/01/34	800	849,912

			1,631,306

Louisiana - 0.5%	East Baton Rouge, Louisiana, Sewerage Commission, Revenue Refunding Bonds, Series A, 5.25%, 2/01/39	250	250,902

Massachusetts - 1.7%	Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5.50%, 5/01/39	250	255,745
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	500	524,200

			779,945

Michigan - 2.5%	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6%, 10/15/38	500	531,265
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	530	596,420

			1,127,685

Multi-State - 7.2%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (j)(k)	3,000	3,259,530

Nevada - 2.4%	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center), 6%, 4/01/34	1,000	1,067,270

New York - 10.4%	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	1,000	1,051,580
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	750	804,323
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	1,000	979,330
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	1,000	1,022,210
	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A-2, 5.375%, 11/15/38	840	867,972

			4,725,415

Pennsylvania - 1.9%	Pennsylvania Economic Development Financing Authority, Water Facility Revenue Bonds (Pennsylvania-American Water Company Project), 6.20%, 4/01/39	300	313,218

BlackRock Municipal Bond Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Sub-Series C, 6.25%, 6/01/38 (d)	$500	$555,595

			868,813

South Carolina - 2.3%	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	1,000	1,051,680

Texas - 7.4%	Conroe, Texas, Independent School District, GO, Series A, 5.75%, 2/15/35	470	495,624
	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	250	269,212
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5.75%, 5/15/28	450	465,795
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (d)	1,000	1,044,900
	San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A, 5.25%, 2/01/31	1,050	1,086,141

			3,361,672

Virginia - 2.9%	Fairfax County, Virginia, IDA, Health Care Revenue Refunding Bonds (Inova Health System Project), Series A, 5.50%, 5/15/35	460	467,392
	Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	750	843,353

			1,310,745

	Total Municipal Bonds - 138.4%		62,693,864

	Municipal Bonds Transferred to Tender Option Bond Trusts (l)

Florida - 8.9%	Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	510	481,236
	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo Clinic- Jacksonville), Series B, 5.50%, 11/15/36	3,510	3,539,554

			4,020,790

Illinois - 3.7%	Illinois State Finance Authority Revenue Bonds (University of Chicago), Series B, 6.25%, 7/01/38	1,500	1,665,615

Nevada - 3.5%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	1,500	1,602,765

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 16.1%		7,289,170

	Total Long-Term Investments (Cost - $71,169,278) - 154.5%		69,983,034

	Short-Term Securities	Shares

Money Market Fund - 11.3%	CMA Florida Municipal Money Fund, 0.04% (m)(n)	5,093,456	5,093,456

	Total Short-Term Securities (Cost - $5,093,456) - 11.3%		5,093,456

BlackRock Municipal Bond Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $76,262,734*) - 165.8%	$75,076,490
Liabilities in Excess of Other Assets - (0.2)%	(91,966)
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (7.8)%	(3,512,644)
Preferred Shares, at Redemption Value - (57.8)%	(26,176,618)

Net Assets Applicable to Common Shares - 100.0%	$45,295,262

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$72,705,526

Gross unrealized appreciation	$2,743,531
Gross unrealized depreciation	(3,882,567)

Net unrealized depreciation	$(1,139,036)

(a)	NPFGC Insured.

(b)	FSA Insured.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Assured Guaranty Insured.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	FGIC Insured.

(h)	AMBAC Insured.

(i)	Radian Insured.

(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(k)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(l)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m)	Represents the current yield as of report date.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	2,825,269	$24,591

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BlackRock Municipal Bond Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$5,093,456
Level 2	69,983,034
Level 3	—

Total	$75,076,490

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Investment Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: July 15, 2009